SUBORDINATED DEBTS (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Opening balances on January 1	R$ 52,241,332	R$ 54,451,077
Issuance	1,129,800	9,796,000
Interest accrued	7,007,236	7,262,125
Settlement and interest payments	(10,040,514)	(18,768,306)
Foreign exchange variation		(499,564)
Closing balance on December 31	R$ 50,337,854	R$ 52,241,332